K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

December 13, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Eagle Capital Appreciation Fund File Nos. 002-98634 and 811-04338 Post-Effective Amendment No. 47

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Eagle Capital Appreciation Fund (the “Fund”) is Post-Effective Amendment No. 47 to the Fund’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to (1) reflect the replacement of Goldman Sachs Asset Management as the Fund’s subadviser with ClariVest Asset Management, LLC; and (2) update other information and make other non-material changes to the Fund’s prospectus and statement of additional information.

The Trust requests that this filing be made effective on March 1, 2014 pursuant to Rule 485(a)(1) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber

cc:	Richard J. Rossi Susan L. Walzer Eagle Asset Management, Inc.